Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (1,429)	$ (680)	$ (809)	$ (3,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	7	7	28	19
Amortization of license and supply agreement	34	52	190	211
Non-cash stock-based compensation, including stock options and restricted stock	242	199	772	551
Loss on extinguishment of debt	199
Amortization of debt discount	34	26	116	53
Inventory reserve	50			27
Allowance for doubtful accounts reserve		2		35
Writeoff of equipment	10
(Gain) loss on foreign currency transactions	7	2	19	(4)
Non-employee stock-based compensation				46
(Increase) decrease in operating assets:
Accounts receivable	158	(185)	(416)	(17)
Inventory	(304)	78	(195)	(103)
Prepaid expenses and other current assets	22	(26)	30	(10)
Other assets			(10)
Increase (decrease) in operating liabilities:
Accounts payable	190	(226)	268	(76)
Accrued expenses	111	109		51
Deferred revenue		(17)	(70)	(69)
Net cash used in operating activities	(669)	(659)	(77)	(2,112)
Investing activities
Purchases of property and equipment				(45)
Net cash used in investing activities				(45)
Financing activities
Proceeds from issuance of common stock	854	1,187	1,179
Net proceeds from secured revolving credit facility	(561)		711
Proceeds from issuance of secured note	1,187
Repayment of secured long term note payable	(1,187)
Proceeds from issuance of unsecured note				1,187
Proceeds from exercise of warrants			100	1
Net cash provided by (used in) financing activities	293	1,187	1,990	1,188
Effect of exchange rates on cash	1		6	(4)
Net increase (decrease) in cash	(375)	528	1,919	(973)
Cash, beginning of year	2,194	275	275	1,248
Cash, end of year	1,819	803	2,194	275
Supplemental disclosure of cash flow information
Cash paid for interest expense	64	5	148	113
Cash paid for income taxes	$ 3	$ 2	7	11
Supplemental disclosure of noncash investing and financing activities
Purchase of equipment in accrued expenses			10
Fair value of warrants issued with unsecured note payable				393
Investment in lease receivable, net				92
Cost of equipment in sales-type lease				92
Restricted stock issued to settle liability			30	51
Deposit on inventory reclassified from prepaid expenses and other current assets to inventory				18
Deposit on property and equipment reclassified from prepaid expenses and other current assets to property and equipment				$ 124